Risk of Concentrations and Credit Risk	9 Months Ended
Sep. 30, 2011
Risk of Concentrations and Credit Risk
Risk of Concentrations and Credit Risk

Note 18 - Risk of Concentrations and Credit Risk

For the nine months ended September 30, 2011 and 2010, five major media vendors accounted for approximately 75.28% and 58.81% of the Company's cost for issuing advertisements, respectively. Total advertisements issued by these media vendors were $7,997,495 and $3,711,928 for the nine months ended September 30, 2011 and 2010, respectively.

Two major customers accounted for approximately 25.30% and 19.42% of the Company's sales for the nine months ended September 30, 2011 and 2010, respectively. Total sales to these customers were $4,485,680 and $2,283,258, for the nine months ended September 30, 2011 and 2010, respectively.

Financial instruments which potentially subject the Company to credit risk consist principally of cash on deposit with financial institutions. Management believes that the financial institutions that hold the Company's cash and cash equivalents are financially sound and minimal credit risk exists with respect to these investments.